Material Accounting Policies - Schedule of Subsidiaries of the Company (Details)	12 Months Ended
Dec. 31, 2024
Cannahealth Ltd. (“Cannahealth”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Malta
Holding	100.00%
Functional Currency	EUR
Bophelo Holdings Ltd. (“Bophelo H”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	United Kingdom
Holding	100.00%
Functional Currency	GBP
Bophelo Bio Science and Wellness (Pty) Ltd. (“Bophelo”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Lesotho
Holding	100.00%
Functional Currency	LSL
Canmart Ltd. (“Canmart”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	United Kingdom
Holding	100.00%
Functional Currency	GBP
Holigen Holdings Limited (“Holigen”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Portugal
Holding	100.00%
Functional Currency	EUR
RPK Biopharma Unipessoal Lda. (“RPK”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Portugal	[1]
Holding	0.00%	[1]
Functional Currency	EUR	[1]
1371011 BC Ltd. (“1371011”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Canada
Holding	100.00%
Functional Currency	CAD
1468243 BC Ltd. (“1468243”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Canada
Holding	100.00%
Functional Currency	CAD

[1]	RPK was sold during the year ended December 31, 2024